Condensed Balance Sheets - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current Assets
Cash	$ 2,555	$ 4,947	$ 2,219
Due from Sanovas			15,069
Deferred offering costs			43,787
Total Current Assets	2,555	4,947	61,075
TOTAL ASSETS	2,555	4,947	61,075
Current Liabilities
Accounts Payable and accrued liabilities	262,467	251,282	141,431
Due to Sanovas	353,432	142,721
Due to officer	33,900
Stockholders’ loans payable	73,000	73,000
Accrued Interest Payable	4,079	2,619
Total Liabilities	726,878	469,622	141,431
Stockholders’ Deficit:
Preferred stock, $0.0001 par value; 40,000,000 shares authorized; Series F preferred stock - 3,000,000 shares designated, 0 issued and outstanding at March 31, 2022 and December 31, 2021			300
Common stock, $0.0001 par value; 80,000,000 shares authorized; 14,282,314 shares issued and outstanding at March 31, 2022 and 14,221,814 shares issued and outstanding at December 31, 2021	1,484	1,423	4,067
Additional paid in capital	4,753,708	4,638,218	2,840,599
Preferred stock subscription receivable			(300)
Accumulated deficit	(5,479,515)	(5,104,316)	(2,925,022)
Total Stockholders’ deficit	(724,323)	(464,675)	(80,356)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	$ 2,555	$ 4,947	$ 61,075